Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gross realized gains and losses on the sales of investment securities
Gains	$ 16	$ 1	$ 226
Losses	0	(6)	(1)
Total	$ 16	$ (5)	$ 225